Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Securities (Assets) [Member]	Dec. 31, 2012 Securities (Assets) [Member]
Investment [Line Items]
Available For Sale Equity Securites, Weighted Average Maturity								29 years 7 months 6 days
Available-for-sale Securities, Amortized Cost Basis							$ 10,000	$ 41,747
Available-for-sale Securities, Gross Unrealized Gain							0	223
Available-for-sale Securities, Gross Unrealized Loss							(520)	(316)
Investment securities, at fair value	9,480		9,480		41,654	0	9,480	41,654
Gain on sale of investment securities	$ 0	$ 0	$ 451	$ 0
Available For Sale Equity Securites, Weighted Average Interest Rate								5.70%